Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,283	$ 2,693
Gross Unrealized Gains	1	1
Gross Unrealized Losses	(1)	0
Fair Value	2,283	2,694
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Money market funds not due at a single maturity date	1,188
Due in 1 year or less	596
Due in 1-2 years	224
Due in 2-4 years	253
Due after 4 years	16
Debt Maturities, Amortized Cost Basis	2,277
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Money market funds not due at a single maturity date	1,188
Due in 1 year or less	596
Due in 1-2 years	224
Due in 2-4 years	253
Due after 4 years	16
Debt Securities, Fair Value	2,277
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures [Abstract]
Net unrealized holding gains (losses) reclassified out of accumulated other comprehensive income		31
Proceeds from the sale of available-for-sale securities	526	149	1
Gross realized gains from sale of available-for-sale securities		34
Money market funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,188	2,159
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	1,188	2,159
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	414	233
Gross Unrealized Gains	1	1
Gross Unrealized Losses	(1)	0
Fair Value	414	234
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	349	31
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	349	31
Government securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	168	144
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	168	144
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	97	77
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	97	77
Commercial paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	61	39
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	61	39
Marketable equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6	10
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	6	10
Marketable equity securities other-than-temporary impairment losses	$ 4	$ 11